Taxation	12 Months Ended
Dec. 31, 2014
Income Tax Disclosure [Abstract]
Taxation
Taxation
Income taxes consist of the following:

	Year Ended December 31,
(In US$ millions)	2014	2013	2012
Current tax expense:
United Kingdom	—	—	—
Foreign	43.5	42.4	39.5
Total current tax expense	43.5	42.4	39.5
Deferred tax (benefit) expense:
United Kingdom	—	—	—
Foreign	(8.7)	(9.2)	(0.6)
Total income tax expense	34.8	33.2	38.9

Seadrill Partners LLC is tax resident in the United Kingdom. The Company's controlled affiliates operate and earn income in several countries and are subject to the laws of taxation within those countries. Currently none of the Company's controlled affiliates operate in the United Kingdom and therefore the Company is not subject to U.K. tax. Subject to changes in the jurisdictions in which the Company's drilling units operate and/or are owned, differences in levels of income and changes in tax laws, the Company's effective income tax rate may vary substantially from one reporting period to another. The Company's effective income tax rate for each of the years ended on December 31, 2014, 2013 and 2012 differs from the U.K. statutory income tax rate as follows:

	2014	2013	2012
U.K. statutory income tax rate	21.3%	23.3%	24.5%
Non-U.K. taxes	(11.3)%	(15.8)%	(12.8)%
Effective income tax rate	10.0%	7.5%	11.7%

Deferred income taxes reflect the impact of temporary differences between the amount of assets and liabilities recognized for financial reporting purposes and such amounts recognized for tax purposes.
The net deferred tax assets consist of the following:

(In US$ millions)	2014	2013
Deferred mobilization revenue	—	0.3
Provisions	1.5	—
Net operating losses carry forward	14.8	9.5
Property, plant and equipment	3.0	—
Gross deferred tax assets	19.3	9.8
Valuation allowance related to NOL	(0.9)	—
Net deferred tax asset	18.4	9.8
The net deferred taxes are classified as follows:

(In US$ millions)	2014	2013
Short-term deferred tax asset	1.5	—
Long-term deferred tax asset	16.9	9.8
Net deferred tax	18.4	9.8

As of December 31, 2014, deferred tax assets related to net operating loss ("NOL") carryforwards was $14.8 million, which can be used to offset future taxable income. NOL carry forwards, which were generated in various jurisdictions will expire, if not utilized, in 2033 and 2034. A valuation allowance of $0.9 million on the NOL carryforwards results where we do not expect to generate future taxable income. The Company did not have any deferred tax liabilities at December 31, 2014 and 2013.